Fair Value (Additional Fair Value Information Related To Financial Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments, Financial Assets, Balance Sheet Groupings
Securities held to maturity	$ 18,044	$ 19,019
Carrying Amount
Financial Instruments, Financial Assets, Balance Sheet Groupings
Cash and due from banks	5,061	5,608
Interest-earning deposits with banks	23,413	10,893
Securities held to maturity	17,661	19,312
Net loans (excludes leases)	229,205	215,525
Other assets	5,700	11,065
Total assets	281,040	262,403
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Deposits	21,663	18,507
Borrowed funds	59,745	56,412
Unfunded loan commitments and letters of credit	318	285
Other Liabilities	506	393
Total liabilities	82,232	75,597
Fair Value
Financial Instruments, Financial Assets, Balance Sheet Groupings
Cash and due from banks	5,061	5,608
Interest-earning deposits with banks	23,413	10,893
Securities held to maturity	18,044	19,019
Net loans (excludes leases)	232,670	216,492
Other assets	5,700	11,065
Total assets	284,888	263,077
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Deposits	21,425	18,246
Borrowed funds	60,399	56,657
Unfunded loan commitments and letters of credit	318	285
Other Liabilities	506	393
Total liabilities	82,648	75,581
Fair Value | Level 1
Financial Instruments, Financial Assets, Balance Sheet Groupings
Cash and due from banks	5,061	5,608
Securities held to maturity	832	763
Total assets	5,893	6,371
Fair Value | Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings
Interest-earning deposits with banks	23,413	10,893
Securities held to maturity	17,039	18,112
Other assets	5,692	11,060
Total assets	46,144	40,065
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Deposits	21,425	18,246
Borrowed funds	58,622	54,872
Other Liabilities	506	393
Total liabilities	80,553	73,511
Fair Value | Level 3
Financial Instruments, Financial Assets, Balance Sheet Groupings
Securities held to maturity	173	144
Net loans (excludes leases)	232,670	216,492
Other assets	8	5
Total assets	232,851	216,641
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Borrowed funds	1,777	1,785
Unfunded loan commitments and letters of credit	318	285
Total liabilities	$ 2,095	$ 2,070